Intangible Assets (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in fair value:
Balance at end of year	$ 3,036,000	$ 2,549,000
Balance had error been corrected in prior period
Changes in fair value:
Balance at end of year			1,800,000
Error adjustment related to amortization method of MSR's
Changes in fair value:
Amortization		(538,000)
Mortgage Service Rights
Mortgage Servicing Rights
Mortgage loans serviced for others	322,500,000	310,600,000
Mortgage loan servicing fees reported as other non-interest income	901,000	878,000	863,000
Changes in mortgage servicing rights
Balance at beginning of year	2,549,000	2,308,000	2,356,000
Re-measurement to fair value upon election to measure servicing rights at fair value		742,000
Originated mortgage servicing rights	512,000	830,000	760,000
Changes in fair value:
Due to change in model inputs and assumptions	723,000	241,000
Other changes in fair value	(748,000)	(1,572,000)
Amortization			(808,000)
Balance at end of year	3,036,000	2,549,000	2,308,000
Mortgage Service Rights | Fair value option for mortgage servicing rights
Mortgage Servicing Rights
Cumulative effect of change in accounting principle as increase to retained earnings	$ 459,890